SUPPLEMENTARY INFORMATION RELATING TO THE NATURE OF EXPENSES	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
SUPPLEMENTARY INFORMATION RELATING TO THE NATURE OF EXPENSES	SUPPLEMENTARY INFORMATION RELATING TO THE NATURE OF EXPENSES:
(a)    Selling, general and administrative expenses:

	2023	2022

Selling expenses	$68,460	$78,520
Administrative expenses	151,905	147,075
Distribution expenses	110,026	100,663
	$330,391	$326,258

(b)    Employee benefit expenses:

	2023	2022

Salaries, wages and other short-term employee benefits	$583,860	$631,619
Share-based payments	27,118	32,401
Post-employment benefits	52,114	33,608
	$663,092	$697,628
17. SUPPLEMENTARY INFORMATION RELATING TO THE NATURE OF EXPENSES (continued):

(c)    Cost of sales:
Included in cost of sales for the year ended December 31, 2023 are the following items:
•An expense of $12.3 million related to the write-down of inventory to net realizable value.
•Net insurance gain of $3.1 million primarily related to accrued insurance recoveries at replacement cost value for damaged equipment in excess of the write-off of the net book value of property plant and equipment.

Included in cost of sales for the year ended January 1, 2023 are the following items:
•An expense of $19.7 million related to the write-down of inventory to net realizable value.
•Net insurance gains of $25.9 million, related to the two hurricanes which occurred in Central America in November 2020. The net insurance gain reflected costs of $7.0 million, (mainly attributable to equipment repairs, and other costs and charges), which were more than offset by related accrued insurance recoveries of $32.9 million. The insurance gains primarily relate to accrued insurance recoveries at replacement cost value for damaged equipment in excess of the write-off of the net book value of property plant and equipment.
(d) Government assistance:
During the year ended December 31, 2023 an amount of $19.6 million (2022 - $18.1 million) was recognized in cost of sales in the consolidated statement of earnings and comprehensive income relating to government assistance for production costs.
(e) Sale and leaseback
During the first quarter of fiscal 2023, the Company entered into an agreement to sell and leaseback one of its distribution centres located in the U.S. The proceeds of disposition of $51.0 million, which represents the fair value of the distribution centre, were recognized in the consolidated statement of cash flows as proceeds from sale and leaseback and other disposals of property, plant and equipment within investing activities. The Company recognized a right-of-use asset of $3.9 million and a lease obligation of $15.5 million at inception. In addition, a pre-tax gain on sale of $25.0 million ($15.5 million after tax) was recognized in the consolidated statements of earnings and comprehensive income in Gain on sale and leaseback.
(f) Net insurance gains
During the second quarter of fiscal 2023, the Company finalized an agreement with the insurer to close its insurance claims related to the two hurricanes which occurred in Central America in November 2020, and received a final insurance claims payment of $74.0 million, relating to the business interruption portion of its claims. This payment resulted in the recognition of a corresponding gain in the Company’s consolidated statement of earnings and comprehensive income in Net insurance gains.